INCOME TAXES (Details - Income tax rate) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate, percentage	25.00%	25.00%	25.00%
Change in valuation allowance	$ (14,865)	$ 449	$ 263
Change in valuation allowance, percentage	39.00%	4.00%	(1.00%)
Non-deductible change in fair value of derivative liability	$ 11,920	$ (899)	$ (788)
Non-deductible change in fair value of derivative liability, percentage	(31.00%)	(8.00%)	3.00%
Effect of foreign exchange	$ 12,592	$ (2,359)	$ 7,095
Effect of foreign exchange, percentage	(33.00%)	(21.00%)	(27.00%)
Total	$ 0	$ 0	$ 0
Total, percentage	0.00%	0.00%	0.00%
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	$ (9,647)	$ 2,809	$ (6,570)